Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Defiance Daily Target 2X Long AVGO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AVGO ETF
Class Name	Defiance Daily Target 2X Long AVGO ETF
Trading Symbol	AVGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/avgx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/avgx/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$26	1.33%

The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.33%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 19,286,000
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	396.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$19,286
Number of Holdings	5
Portfolio Turnover	396%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	21.2
Broadcom, Inc. Swap, Maturity: 09/19/2025	7.9
Broadcom, Inc.	4.7
Broadcom, Inc. Swap, Maturity: 10/28/2025	-0.1
Broadcom, Inc. Swap, Maturity: 11/10/2025	-0.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Daily Target 2X Long LLY ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LLY ETF
Class Name	Defiance Daily Target 2X Long LLY ETF
Trading Symbol	LLYX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/llyx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/llyx/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$32	1.30%

The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.30%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 9,004,000
Holdings Count | Holdings	4
Investment Company, Portfolio Turnover	397.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$9,004
Number of Holdings	4
Portfolio Turnover	397%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
Eli Lilly & Co.	5.0
First American Government Obligations Fund - Class X, 4.78%	4.7
Eli Lilly & Co. Swap, Maturity: 11/10/2025	-0.1
Eli Lilly & Co. Swap, Maturity: 09/05/2025	-7.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Daily Target 2X Long MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MSTR ETF
Class Name	Defiance Daily Target 2X Long MSTR ETF
Trading Symbol	MSTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/mstx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/mstx/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$50	1.30%

The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.30%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 549,416,000
Holdings Count | Holdings	5
Investment Company, Portfolio Turnover	666.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$549,416
Number of Holdings	5
Portfolio Turnover	666%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
MicroStrategy, Inc. - Class A Swap, Maturity: 09/12/2025	14.1
First American Government Obligations Fund - Class X, 4.78%	10.2
MicroStrategy, Inc. - Class A	6.3
MicroStrategy, Inc. - Class A Swap, Maturity: 09/19/2025	(0.0)*
MicroStrategy, Inc. - Class A Swap, Maturity: 10/22/2025	-0.1

*	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Daily Target 2X Long SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SMCI ETF
Class Name	Defiance Daily Target 2X Long SMCI ETF
Trading Symbol	SMCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/smcx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/smcx/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$15	1.35%

The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	1.35%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 32,932,000
Holdings Count | Holdings	4
Investment Company, Portfolio Turnover	400.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$32,932
Number of Holdings	4
Portfolio Turnover	400%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
Super Micro Computer, Inc.	8.0
First American Government Obligations Fund - Class X, 4.78%	6.9
Super Micro Computer, Inc. Swap, Maturity: 10/15/2025	-14.8
Super Micro Computer, Inc. Swap, Maturity: 09/26/2025	-48.9

* Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on November 15, 2024, the Fund executed a 1:20 reverse stock split of its issued and outstanding shares.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Daily Target 2X Long Uranium ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long Uranium ETF
Class Name	Defiance Daily Target 2X Long Uranium ETF
Trading Symbol	URAX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long Uranium ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/urax/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long Uranium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/urax/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Uranium ETF	$38	0.95%

The Fund commenced operations on May 23, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 23, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 4,054,000
Holdings Count | Holdings	4
Investment Company, Portfolio Turnover	791.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$4,054
Number of Holdings	4
Portfolio Turnover	791%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	25.5
Global X Uranium ETF	5.9
Global X Uranium ETF Swap, Maturity: 11/10/2025	-0.2
Global X Uranium ETF Swap, Maturity: 05/27/2025	-0.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Defiance Daily Target 2X Short MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short MSTR ETF
Class Name	Defiance Daily Target 2X Short MSTR ETF
Trading Symbol	SMST
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/smst/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/smst/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$17	1.29%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	1.29%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 6,730,000
Holdings Count | Holdings	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$6,730
Number of Holdings	3
Portfolio Turnover	0%

Holdings [Text Block]

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	24.0
MicroStrategy, Inc. - Class A Swap, Maturity: 11/25/2025	1.4
MicroStrategy, Inc. - Class A Swap, Maturity: 09/18/2025	-2.1

Material Fund Change [Text Block]	How has the Fund changed? After the close of trading on November 15, 2024, the Fund executed a 1:5 reverse stock split of its issued and outstanding shares.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.